Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model [Line Items]
Expected life of up to (years)	6 years 2 months 19 days	6 years 2 months 12 days	6 years 1 month 28 days
Minimum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 1.69	$ 1.56	$ 0.72
Expected volatility	89.80%	88.77%	96.33%
Risk-free interest	0.67%	0.40%	1.03%
Maximum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted was estimated using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 8.75	$ 1.77	$ 8.32
Expected volatility	96.10%	90.84%	110.40%
Risk-free interest	1.02%	0.46%	2.54%